ADVANCES TO SUPPLIERS (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Advances to suppliers
Advances to suppliers	¥ 2,781,139	$ 436,421	¥ 27,725
Other
Advances to suppliers
Advances to suppliers	¥ 2,781,139	$ 436,421	¥ 27,725